One Group® Investment Trust

Supplement dated February 11, 2005 to

One Group Investment Trust Prospectus

Dated May 1, 2004

The following supplement revises the definition of mid cap companies for purposes of the One Group Investment Trust Mid Cap Growth Portfolio, the One Group Investment Trust Diversified Mid Cap Portfolio, and the One Group Investment Trust Mid Cap Value Portfolio. Under the revised definition, mid-cap companies are defined to include companies with market capitalizations similar to those within the universe of the appropriate Russell Mid Cap Index.

Mid Cap Growth Portfolio. The following replaces the first two sentences under “What are the Portfolio’s main investment strategies?” on page 23 of the Prospectus:

“The Portfolio invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Portfolio typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

The following replaces the first paragraph under “One Group Investment Trust Mid Cap Growth Portfolio” on page 36 of the Prospectus:

“The Portfolio invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Portfolio typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

Diversified Mid Cap Portfolio. The following replaces the first two sentences under “What are the Portfolio’s main investment strategies?” on page 26 of the Prospectus:

“The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

The following replaces the first paragraph under “One Group Investment Trust Diversified Mid Cap Portfolio” on page 36 of the Prospectus:

“The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

Mid Cap Value Portfolio. The following replaces the first sentence under “What are the Portfolio’s main investment strategies?” on page 29 of the Prospectus:

“The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

The following replaces the first paragraph under “One Group Investment Trust Mid Cap Value Portfolio” on page 36 of the Prospectus:

“The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-OGIT-4